Prepaid Expenses, Other Current Assets and Other Current Liabilities - Schedule of Other Current Liabilities (Details) - Nonrelated Party - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Research and development costs	$ 467,784	$ 40,597
Legal expenses	258,213	227,350
EHT Acquisition related liabilities	180,897	369,111
Consulting fees	47,400	0
Professional fees	22,068	86,682
Insurance loan payable	0	55,451
Deposit - Verdélite SPA	0	553,800
Other accrued liabilities	22,190	89,454
Total other current liabilities	$ 998,552	$ 1,422,445